Offerings	Aug. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share ("Common Stock") to be issued pursuant to the Shattuck Labs, Inc. Amended and Restated 2020 Equity Incentive Plan (the "Plan")
Amount Registered | shares	4,222,276
Proposed Maximum Offering Price per Unit	7.37
Maximum Aggregate Offering Price	$ 31,118,174.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,297.42
Offering Note	1. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that may become issuable under the Plan as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act and are based on the average of the high and low sale prices of the Registrant's Common Stock, as quoted on the Nasdaq Global Select Market, on August 6, 2026. 2. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that may become issuable under the Options as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act is based on the applicable exercise price of the Options.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock to be issued pursuant to Inducement Nonstatutory Stock Options (the "Options")
Amount Registered | shares	206,000
Proposed Maximum Offering Price per Unit	3.23
Maximum Aggregate Offering Price	$ 665,380.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 91.89
Offering Note	1. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that may become issuable under the Plan as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act and are based on the average of the high and low sale prices of the Registrant's Common Stock, as quoted on the Nasdaq Global Select Market, on August 6, 2026. 2. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that may become issuable under the Options as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act is based on the applicable exercise price of the Options.